Related Party Transactions (Tables)	6 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Schedule of Name of Related Parties and Relationship

The following is a list of related parties which the Group has transactions with:

No.	Name of Related Parties	Relationship
1	Mrs. Qi Xiaoyu	Shareholder of the Company
2	Mr. Fuyunishiki Ryo	Director and shareholder of the Company
3	Mr. Wu Zhihua	Director, former CEO, chairman of the Board and shareholder of the Company
4	Ms. Wu Shunyu	Department head of Digital Marketing Sales
5	Hermann Limited	Shareholder of the Company
6	Smart Bloom Global Limited	Shareholder of the Company, owned by Wu Zhihua

Schedule of Amount Due from Related Parties

Amount due from related parties consisted of the following for the periods indicated:

		As of March 31, 2025	As of September 30, 2024
Hermman Limited(1)	Prepayment for service provided by related parties	$1,142,885	$—
Mrs. Qi Xiaoyu(2)	Interest bearing loan to related parties	100,565	—
Total		$1,243,450	$—

(1)	The Company signed service agreement with Hermann Limited in December 2023, providing corporate management and investment and financing consulting services for the Company for three years, with contract amount of $2,060,000. Since Hermann Limited obtained a portion of the Company's mortgaged shares through the issuance of convertible notes, and became a shareholder of the Company with a 7.1% shareholding ratio. Therefore, it was reclassified into amount due from related parties on March 31, 2025. For the six months ended March 31, 2025, the amortized expense amount is $342,988, and the remaining amount is $1,142,885.

(2)	The loan had been returned in April 2025.

Schedule of Amount Due to Related Parties

Amount due to related parties consisted of the following for the periods indicated:

		As of March 31, 2025	As of September 30, 2024
Mr. Fuyunishiki Ryo	Expenses paid on behalf of the Group	$—	$208,943
Ms. Wu Shunyu	Expenses paid on behalf of the Group	—	105,601
Total		$—	$314,544

Schedule of Related Party Transactions

Related party transactions

	For the six months ended March 31,
Nature	2025	2024
Expenses paid on behalf of the Group by related parties
Mr. Fuyunishiki Ryo	$—	$65,538
Mrs. Qi Xiaoyu	—	241,147
Ms. Wu Shunyu	—	6,130
Total	$—	$312,815

	For the six months ended March 31,
Nature	2025	2024
Repayment to related parties		$
Ms. Wu Shunyu	$105,601	—
Mr. Fuyunishiki Ryo	208,637	75,849
Mrs. Qi Xiaoyu	—	253,155
Total	$314,238	$329,004

	For the six months ended March 31,
Nature	2025	2024
Interest bearing loan to related parties with an annual interest rate of 4%
Mrs. Qi Xiaoyu	$99,876	$—
Total	$99,876	$—

	For the six months ended March 31,
Nature	2025	2024
Service provided by related parties
Hermann Limited(1)	$342,988	$—
Total	$342,988	$—

(1)	The company signed service agreement with Hermann Limited in December 2023, providing corporate management and investment and financing consulting services for the company for three years, with contract amount of $2,060,000. Since Hermann Limited obtained a portion of the company's mortgaged shares through the issuance of convertible notes, and became a shareholder of the company with a 7.1% shareholding ratio. Therefore, it was reclassified into amount due from related parties on March 31, 2025. For the six months ended March 31, 2025, the amortized expense amount is $342,988, and the remaining amount is $1,142,885.

	For the six months ended March 31,
Nature	2025	2024
Stock-based compensation(1)
Wu Zhihua	$1,209,000	$—
Total	$1,209,000	$—

(1)	On November 7, 2024, a resolution of the directors of the Company was adopted to issue 5,000,000 Class B ordinary shares of par value US$0.00025 each (the New Shares) to WU Zhihua. Due to the fact that Class B shares are not tradable and the voting rights are different from those of Class A shares, the price per share of $0.2418 is based on the valuation report issued by appraisers.
	For the six months ended March 31,
Nature	2025	2024
Repurchase of Class A Shares by issuing Class B Shares
Smart Bloom Global Limited (Wu Zhihua)	$500	$—
Total	$500	$—